EARNING PER SHARE (Tables)	3 Months Ended
Sep. 30, 2025
EARNING PER SHARE
Schedule of earnings per share

	09/30/2025	09/30/2024
Numerator
Loss for the period (basic EPS)	(7,327,885)	(6,369,262)
Loss for the period (basic EPS)	(7,327,885)	(6,369,262)
Denominator
Weighted average number of shares (basic EPS)	63,428,167	62,851,063
Weighted average number of shares (diluted EPS)	63,428,167	62,851,063

Basic loss attributable to ordinary equity holders of the parent	(0.1155)	(0.1013)
Diluted loss attributable to ordinary equity holders of the parent	(0.1155)	(0.1013)